FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities fair value at December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2025
	Level 1	Level 2	Level 3
Assets:
Money market fund	$910	$—	$—
Total	$910	$—	$—

Amounts included in:
Cash and cash equivalents	$910	$—	$—
Total	$910	$—	$—

	December 31, 2025
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$1,124
Warrants liability	—	2,675	522
Total	$—	$2,675	$1,646
NOTE 15. FAIR VALUE MEASUREMENTS (cont.)

	December 31, 2024
	Level 1	Level 2	Level 3
Assets:
Money market fund	$28,843	$—	$—
Bank deposits	—	—	—
Total	28,843	—	—

Amounts included in:
Cash and cash equivalents	$28,843	$—	$—
Short-term investments	—	—	—
Total	$28,843	$—	$—

	December 31, 2024
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$12,875
Warrants liability	$—	32,140	9,010
Total	$—	$32,140	$21,885

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table provides the inputs used for Level 3 fair value measurements of warrants liability:

	December 31, 2025			December 31, 2024
Stock price	$0.74			$8.83
Strike price	$4.42	-	$5.74	$4.42	-	$5.74
Term (in years)	2.89	-	2.94	1.5	-	2.5
Volatility	122.22%	-	122.90%	97.80%	-	116.20%
Risk-free rate	3.62%	-	3.63%	4.19%	-	4.30%
Dividend yield	0.0%			0.0%
The following table provides the inputs used for Level 3 fair value measurements of derivative liability:

	December 31, 2025			December 31, 2024
Stock price	$0.74			$8.83
Term (in years)	2.89	-	2.94	1.5	-	2.5
Volatility	122.22%	-	120.90%	95.00%	-	96.54%
Risk-free rate	3.62%	-	3.63%	4.48%	-	4.49%
Cost of Debt (Rd)	15.72%	-	15.96%	7.64%	-	7.64%
Dividend yield	0.0%			0.0%

Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the fair value of Level 3 warrants and derivative liabilities for the year ended December 31, 2025 and 2024:

Total Level 3 Financial Liabilities
Balance at December 31, 2024	$21,885
Change in fair value of derivative liabilities at fair value	(11,751)
Change in fair value of warrants liability	(8,488)
Balance at December 31, 2025	$1,646

Total Level 3 Financial Liabilities
Balance at December 31, 2023	$7,526
Change in fair value of derivative liabilities at fair value	9,143
Partial conversion of convertible notes	(394)
Change in fair value of warrants liability	5,610
Balance at December 31, 2024	$21,885